Related Party Transactions and Corporate Allocations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions and Corporate Allocations	Related Parties
Related Party Transactions Prior to Spin-Off
Prior to the Spin-Off, the Company participated in centralized 3M treasury programs. This arrangement was not reflective of the manner in which the Company would have financed its operations had it been a standalone business separate from 3M during the periods presented prior to April 1, 2024. All adjustments relating to certain transactions among the Company and 3M, which include the transfer of the balance of cash to and from 3M, transfer of the balance of cash held in centralized cash management arrangements to and from 3M, and pushdown of all costs of doing business that were paid on behalf of the Company by 3M, are excluded from the asset and liability balances in the condensed combined balance sheets and have instead been reported within Net parent investment as a component of equity.
Corporate Allocations
The condensed combined statements of income for periods prior to April 1, 2024 include general corporate expenses of 3M for services provided by 3M for certain corporate and shared service functions that were provided on a centralized basis, including the use of shared assets. Expenses had been included on a direct usage basis where costs were specifically identifiable to Solventum or allocated based on the Company’s pro rata proportion of 3M's revenue.
Management believes that the expense allocations were determined on a basis that was a reasonable reflection of the utilization of services provided for or the benefit received by the Company during each of the periods presented prior to April 1, 2024. The amounts that would have been incurred on a standalone basis could materially differ from the amounts allocated. Management does not believe, however, that it is practicable to estimate what these expenses would have been had the Company operated as an independent entity, including any expenses associated with obtaining any of these services from unaffiliated entities. There was no expense allocation activity after April 1, 2024.
3M expense allocations were recorded in the condensed combined statements of income within the following captions:

	Three months ended September 30,	Nine months ended September 30,
(Millions)	2023	2024	2023
Costs of product	$25	$15	$60
Costs of software and rentals	—	—	—
Selling, general and administrative	186	177	551
Research and development	29	28	84
Total	$240	$220	$695
Related Party Transactions After Spin-Off
Separation and Distribution Agreement and Other Related Party Transactions with 3M
In connection with the Spin-Off on April 1, 2024, the Company entered into or adopted several agreements that provide a framework for Solventum's relationship with 3M after the separation and distribution. These include, but are not limited to, the following:
•Separation and Distribution Agreement - The separation and distribution agreement contains key provisions related to the separation of Solventum from 3M, including the transfer of assets and assumptions of liabilities. In connection with this agreement, certain assets and liabilities included in the Company's condensed combined balance sheet as of March 31, 2024 were retained by 3M and certain assets and liabilities not included in the Company’s condensed combined balance sheet as of March 31, 2024 were transferred to Solventum as of the date of separation. Separation related adjustments resulted in a decrease to net assets and total equity of $1.1 billion and are reflected in the “Net transfers to 3M” line item of the condensed consolidated and combined statements of changes in equity. The impact on net assets primarily represent liabilities payable to 3M for services received prior to Spin-Off as well as cash and accounts receivable retained by 3M.
•Transition Agreements - Transition services agreements include services that 3M will provide to Solventum and its affiliates, and Solventum and its affiliates will provide to 3M and its affiliates, on an interim, transitional basis.
1. 1) Transition services agreement. Includes various services, including, but not limited to, information technology support and access, logistics services, certain finance support functions, compliance reporting, human resources and toxicology laboratory support services. The transition services agreement has an overall term of two years.
2. 2) Transition distribution services agreement. Provides that 3M and its affiliates will retain inventories of and purchase certain Solventum products from Solventum and its subsidiaries and distribute those products to Solventum’s customers. The transition distribution services agreement has an overall term of two years, with shorter terms for individual countries.
3. 3) Transition contract manufacturing agreement. Solventum and 3M will manufacture certain products of the other party at specified manufacturing sites and will supply such products to the other party, in each case on a transitional basis to allow for the orderly exit of production at the supplier site and relocation. The transition contract manufacturing agreement has an overall term of three years, with the terms of individual services ranging from eighteen to thirty-six months.
For the three and nine months ended September 30, 2024, Solventum recognized operating expense of $144 million and $231 million, respectively, related to services received under the above transition agreements between the Company and 3M and its affiliates.
•Tax Matters Agreement - The agreement governs the parties’ respective rights, responsibilities and obligations with respect to taxes (including responsibility for taxes, entitlement to refunds, allocation of tax attributes, preparation of tax returns, control of tax contests and other tax matters). In addition, the tax matters agreement imposes certain restrictions on Solventum and its subsidiaries (including restrictions on share issuances, business combinations, sales of assets and similar transactions) that are designed to preserve the tax-free status of the distribution and certain related transactions.
•Employee Matters Agreement - The agreement allocates liabilities and responsibilities relating to employment matters, employee compensation and benefits plans and programs, and other related matters. The employee matters agreement provides that, unless otherwise specified, each party will be responsible for liabilities associated with current and former employees of such party and its subsidiaries. For the U.S. qualified and non-qualified defined benefit pension plans, Solventum established plans that mirror the corresponding 3M plans and assumed all obligations under 3M’s plans for the accrued benefits of current and former Solventum employees. The employee matters agreement also governs the terms of equity-based awards granted by 3M prior to separation.
•Real Estate License Agreements - Solventum or one of its affiliates, as licensee, has entered into certain real estate license agreements with 3M or one of its affiliates, as licensor, pursuant to which Solventum will be able to continue to use certain premises owned or leased by 3M for a limited period of time following the distribution date. Pursuant to the real estate license agreements, 3M will provide customary building services to the licensee consistent with the property’s use prior to the separation, including, without limitation, basic utilities, janitorial and trash removal services, maintenance services and employee amenities. The terms of the real estate license agreements are generally two years or less.
•Master Supply Agreements - 3M and Solventum entered into master supply agreements in connection with the separation under which each agrees to supply the other with certain products. The term of the master supply agreements will initially be three years, which will extend automatically, with the length of the term extension subject to the parties' ability to identify a third-party supplier, and the ability for such third-party supplier to provide validated production samples. The Company recognized revenue and cost of sales associated with products sold to 3M of $17 million and $12 million, respectively, for the three months ended September 30, 2024. The Company recognized revenue and cost of sales associated with products sold to 3M of $27 million and $20 million, respectively, for the nine months ended September 30, 2024. Cost of sales related to purchases from 3M under the master supply agreements was $68 million for the three and nine months ended September 30, 2024.
Related Party Transactions
The Company had the following transactions with 3M and its affiliates, primarily in connection with the Transition Services Agreement, Transition Distribution Services Agreement, Transition Contract Manufacturing Agreements and Master Supply Agreements, reported on the Company’s condensed consolidated and combined financial statements:

	Three months ended September 30,		Nine months ended September 30,
(Amounts in millions)	2024	2023	2024	2023
Net sales of product	$17	$—	$27	$—
Cost of product	171	—	201	—
Selling, general and administrative expenses	63	—	135	—
Research and development expenses	2	—	5	—
Current amounts due from and due to 3M under various agreements described above are recognized within the “Due from related parties” and “Due to related parties”, as applicable, in the condensed consolidated and combined financial statements. Non-current amounts due to 3M in connection with the transition distribution services agreement were approximately $72 million at September 30, 2024 and were recognized in “Other liabilities” in the consolidated balance sheet.
Net Parent Investment
Net transfers to 3M are included within Net parent investment in the condensed consolidated and combined statements of changes in equity and within financing activities in the condensed consolidated and combined statements of cash flows and represent the net effect of transactions between the Company and 3M.
The reconciliation of net transfers to 3M between the condensed consolidated and combined changes in equity and the condensed consolidated and combined statements of cash flows are as follows:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2024	2023	2024	2023
Net transfers to 3M on the condensed consolidated and combined changes in equity	$—	$(473)	$(8,575)	$(1,190)
Stock compensation expense	—	(6)	(4)	(32)
Multiemployer pension expense	—	(8)	(5)	(26)
Net balances transferred from 3M	$—	$—	$337	$—
Net transfers to 3M on the condensed consolidated and combined statements of cash flows	$—	$(487)	$(8,247)	$(1,248)
Related Party Transactions and Corporate Allocations
Related Party Transactions
The Health Care Business has not entered into any related party transactions apart from those described below related to 3M. The Health Care Business has not historically entered into material arrangements with other businesses of 3M.
The Company participates in centralized 3M Treasury programs. This arrangement is not reflective of the manner in which the Company would have financed its operations had it been a stand-alone business separate from 3M during the periods presented. Centralized cash management arrangements are used to fund expansion and certain working capital needs. All adjustments relating to certain transactions among the Company and 3M, which include the transfer of the balance of cash to and from 3M, transfer of the balance of cash held in centralized cash management arrangements to and from 3M, and pushdown of all costs of doing business that were paid on behalf of the Company by 3M, are excluded from the asset and liability balances in the combined balance sheets and have instead been reported within Net parent investment as a component of equity.
Corporate Allocations
The combined statements of income include general corporate expenses of 3M for services provided by 3M for certain corporate and shared service functions that are provided on a centralized basis, including the use of shared assets. As stated in the “Basis of Presentation” section of Note 1, these expenses have been included on a direct usage basis where costs are specifically identifiable to the Health Care Business or allocated primarily based on the Health Care Business’s pro rata proportion of revenue.
Management believes that the expense allocations have been determined on a basis that is a reasonable reflection of the utilization of services provided for or the benefit received by the Company during each of the periods presented. The amounts that would have been, or will be incurred, on a stand-alone basis could materially differ from the amounts allocated due to economies of scale, a requirement for more or fewer employees, or other factors. Management does not believe, however, that it is practicable to estimate what these expenses would have been had the Company operated as an independent entity, including any expenses associated with obtaining any of these services from unaffiliated entities.
3M expense allocations were recorded in the combined statements of income within the following captions:

	For the years ended December 31,
(Millions)	2023	2022	2021
Costs of product	$89	$74	$106
Costs of software and rentals	—	—	—
Selling, general and administrative	678	617	576
Research and development	86	87	96
Total	$853	$778	$778
Net Parent investment
Net transfers to 3M are included within Net Parent investment from the combined statements of changes in equity and within financing activities in the combined statements of cash flows and represent the net effect of transactions between the Company and 3M. The reconciliation of net transfers to 3M between the combined statements of changes in equity and the combined statements of cash flows are as follows:

	For the years ended December 31,
(Millions)	2023	2022	2021
Net transfers to 3M per the combined statements of changes in equity	$(1,582)	$(1,363)	$(1,845)
Stock compensation expense	(39)	(37)	(38)
Multiemployer pension expense	(32)	(56)	(64)
Net liabilities transferred from Parent	100	—	—
Net transfers to 3M per the combined statements of cash flows	$(1,553)	$(1,456)	$(1,947)